Interest bearing debt, ABN Amro Credit Facility (Details) - ABN Amro Credit Facility [Member] $ in Millions		1 Months Ended				9 Months Ended
		Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2018 VLCC Newbuilding	Sep. 30, 2020 USD ($)
Credit Facility [Abstract]
Number of VLCCs financed | VLCC					11
Number of newbuildings financed | Newbuilding					2
Adjustment to interest rate basis	[1]	2.40%				2.40%
Debt prepayment before installment term		$ 42.2	$ 33.4	$ 57.8
Frequency of periodic repayment						Quarterly
Debt repayment installment amount						$ 8.3
Debt repayment final amount						186.1
Credit facility covenant, required adjusted tangible net worth		300.0				$ 300.0
LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis					2.40%
Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings						135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets						25.00%
Credit facility covenant, required unencumbered consolidated cash		$ 30.0				$ 30.0
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt						6.00%

[1]	$100.0 mill. undrawn as of September 30, 2020.